Prepayments and other current assets (Tables)	6 Months Ended
Jun. 30, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of prepayments and other current assets
Prepayments and other current assets consisted of the following:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Prepayments to suppliers	302,421	271,769
Contract cost assets	104,309	61,179
Others	36,770	73,756
Prepayments and other current assets	443,500	406,704